Capital Stock - Fair value the stock options granted and assumptions as of grant date (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Y	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) Y	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($)
Disclosure of classes of share capital [line items]
Gain on revaluation of share options | $	$ 1,028,055		$ 0		$ 0
Gain on revaluation of RSUs (note 11) | $	$ 242,595
Legacy Plan
Disclosure of classes of share capital [line items]
Fair value				$ 1.85
Share price				3.20
Exercise price				$ 3.20
Expected volatility			73.41%
Option life (years) | Y			5.0
Expected dividends			0.00%
Risk-free interest rate (based on government bonds)			0.42%
Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Option life (years) | Y	10.0
Expected dividends	0.00%
Omnibus Equity Incentive Plan | Minimum
Disclosure of classes of share capital [line items]
Fair value		$ 2.30
Share price		2.80
Exercise price		8.84
Expected volatility	81.60%
Risk-free interest rate (based on government bonds)	1.38%
Omnibus Equity Incentive Plan | Maximum
Disclosure of classes of share capital [line items]
Fair value		7.29
Share price		8.93
Exercise price		8.93
Expected volatility	82.72%
Risk-free interest rate (based on government bonds)	1.43%
Restricted Share Units | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Expected dividends	0.00%
Restricted Share Units | Omnibus Equity Incentive Plan | Minimum
Disclosure of classes of share capital [line items]
Fair value		2.75
Share price		2.75
Expected volatility	68.93%
Option life (years)	3 years
Risk-free interest rate (based on government bonds)	1.02%
Restricted Share Units | Omnibus Equity Incentive Plan | Maximum
Disclosure of classes of share capital [line items]
Fair value		8.93
Share price		8.93
Expected volatility	81.58%
Option life (years)	10 years
Risk-free interest rate (based on government bonds)	1.38%
Cash settled shares based payments | Omnibus Equity Incentive Plan
Disclosure of classes of share capital [line items]
Fair value		2.13
Share price		3.11
Expected volatility	82.07%
Option life (years)	9.45
Expected dividends	0.00%
Risk-free interest rate (based on government bonds)	1.42%
Fair value		3.11
Share price		3.11
Expected volatility	83.07%
Option life (years)	9 years 6 months
Expected dividends	0.00%
Risk-free interest rate (based on government bonds)	1.42%
Gain on revaluation of RSUs (note 11) | $	$ 242,595		$ 0
Cash settled shares based payments | Omnibus Equity Incentive Plan | Minimum
Disclosure of classes of share capital [line items]
Exercise price		8.84
Cash settled shares based payments | Omnibus Equity Incentive Plan | Maximum
Disclosure of classes of share capital [line items]
Exercise price		$ 8.93